GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 15: -	GEOGRAPHIC AND SEGMENT INFORMATION

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker (“CODM”), or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. Our Chief Executive Officer is our chief operating decision maker who evaluates performance and makes operating decisions about allocating resources based on consolidated financial data. Our CODM uses consolidated net income to measure segment profit or loss, to allocate resources and assess performance. Further, the CODM reviews and utilizes functional expenses (cost of revenues, sales and marketing, research and development, and general and administrative) at the consolidated level to manage the Company’s operations, evaluate return on total assets in deciding whether to invest in the development and expansion of our consolidated operations or into strategic transactions, such as acquisitions and capital repurchases.

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2025	2024	2023

Europe	$44,014	$35,140	$39,945
Asia and Oceania	19,236	24,010	20,547
Americas	19,092	14,163	16,542
Middle East and Africa	19,651	18,882	16,116

	$101,993	$92,195	$93,150

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Year ended December 31,
	2025	2024	2023

1st Customer	-	-	15%

	-	-	15%

A total percentage of 63%, 64% and 77% of the Company’s revenues for the years ended December 31, 2025, 2024 and 2023, respectively are attributed to network intelligence solutions, while 37%, 36% and 23% are attributed to security solutions for the years ended December 31, 2025, 2024 and 2023, respectively.

The following presents total long-lived assets, including property, plant, and equipment and right-of-use assets, as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Long-lived assets:
Israel	$10,978	$13,577
Other	554	856

	$11,532	$14,433